TRANSAMERICA ACCESS VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT

Supplement Dated June 1, 2017

to the

Prospectus dated May 1, 2003

Effective on or about June 5, 2017, based on changes to the underlying fund portfolios, the name changes will apply to the applicable subaccounts:

PRIOR SUBACCOUNT NAME	NEW SUBACCOUNT NAME
Janus Aspen Global Research Portfolio	Janus Henderson Global Research Portfolio
Janus Aspen Enterprise Portfolio	Janus Henderson Enterprise Portfolio
Janue Aspen Perkins Mid Cap Value Portfolio	Janus Henderson Mid Cap Value Portfolio

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Access Variable Annuity dated May 1, 2003